Other Long Term Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Other Long Term Liabilities
Schedule of other long-term liabilities

	December 31	December 31
($ millions)	2024	2023
Pensions and other post-retirement benefits (note 23)	508	598
Share-based compensation plans (note 26)	334	339
Partnership liability (note 27)(1)	382	398
Deferred revenue	8	13
Libya Exploration and Production Sharing Agreement (EPSA) signature bonus(2)	-	83
Emissions obligations	202	21
Unrealized losses on energy trading	25	10
Other	43	26
	1 502	1 488

(1)	The company paid $63 million in 2024 (2023 – $65 million) in distributions to the partners of the East Tank Farm Development, of which $47 million (2023 – $49 million) was allocated to interest expense and $16 million (2023 – $16 million) to the principal.
(2)	At December 31, 2024, the carrying amount of the Libya EPSA’s signature bonus is classified as a current liability.